Document and Entity Information	May 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2024
Entity Registrant Name	Amyris, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34885
Entity Tax Identification Number	55-0856151
Entity Address Address Line 1	5885 Hollis Street, Suite 100
Entity Address City Or Town	Emeryville
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94608
City Area Code	510
Local Phone Number	450-0761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AMRSQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001365916
Amendment Flag	false